Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Contingencies
Summary of Remediation Reserve Activity

	Year Ended December 31,
($ in thousands)	2014	2013

Balance at beginning of period	$5,116	$3,847
Remediation expense	1,521	2,133
Remediation payments	(2,719)	(864)

Balance at the end of the period	$3,918	$5,116